Acquisitions (Identifiable Intangible Assets Schedule) (Details) - USD ($) $ in Millions		12 Months Ended
	Nov. 13, 2013	Dec. 31, 2015	Dec. 14, 2015	Dec. 11, 2015	Dec. 31, 2014	Dec. 31, 2013
Acquired Finite-Lived Intangible Assets [Line Items]
Goodwill		$ 12,079			$ 8,535	$ 9,189
Finite-Lived Intangible Assets, Accumulated Amortization		703			568
Indefinite Lived Intangible Assets Net		6,520			6,384
Finite-Lived Intangible Assets, Net		4,238			1,396
Other intangible assets, net		10,758			7,780	$ 9,323
TRAYPORT [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Goodwill				$ 389
Indefinite-lived Intangible Assets Acquired		18
Indefinite-lived Intangible Assets, Translation Adjustments		0
Finite-Lived Intangible Assets, Accumulated Amortization		1
Indefinite Lived Intangible Assets Net		18
Intangible Assets Acquired		274
Intangible Assets, Translation Adjustments		(6)
Other intangible assets, net		$ 267
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Finite-Lived Intangibles				274
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Current Assets, Prepaid Expense and Other Assets				7
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Deferred Tax Liabilities Noncurrent				(50)
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Net				$ 620
TRAYPORT [Member] | Customer Relationships [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Remaining collective finite lived intangible assets, useful life		20 years
Finite-lived Intangible Assets Acquired		$ 242
Finite-Lived Intangible Assets, Translation Adjustments		(6)
Finite-Lived Intangible Assets, Accumulated Amortization		1
Finite-Lived Intangible Assets, Net		235
TRAYPORT [Member] | Developed Technology Rights [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Finite-lived Intangible Assets Acquired		14
Finite-Lived Intangible Assets, Translation Adjustments		0
Finite-Lived Intangible Assets, Accumulated Amortization		0
Finite-Lived Intangible Assets, Net		14
Interactive Data [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Goodwill			$ 3,200
Finite-lived Intangible Assets Acquired		2,888
Finite-Lived Intangible Assets, Net		2,881
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Finite-Lived Intangibles			2,888
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Current Assets, Prepaid Expense and Other Assets			296
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Deferred Tax Liabilities Noncurrent			(1,051)
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Net			$ 5,634
Interactive Data [Member] | Customer Relationships [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Remaining collective finite lived intangible assets, useful life	25 years
Finite-lived Intangible Assets Acquired		2,469
Finite-Lived Intangible Assets, Net		2,464
Interactive Data [Member] | Noncompete Agreements [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Remaining collective finite lived intangible assets, useful life	1 year
Finite-lived Intangible Assets Acquired		2
Finite-Lived Intangible Assets, Net		2
Interactive Data [Member] | Market Data Provider Relationships [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Remaining collective finite lived intangible assets, useful life	20 years
Finite-lived Intangible Assets Acquired		11
Finite-Lived Intangible Assets, Net		11
Interactive Data [Member] | Trademarks and Trade Names [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Remaining collective finite lived intangible assets, useful life	3 years
Finite-lived Intangible Assets Acquired		33
Finite-Lived Intangible Assets, Net		33
Interactive Data [Member] | Developed Technology Rights [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Finite-lived Intangible Assets Acquired		168
Finite-Lived Intangible Assets, Net		167
Interactive Data [Member] | Database Rights [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Remaining collective finite lived intangible assets, useful life	4 years
Finite-lived Intangible Assets Acquired		76
Finite-Lived Intangible Assets, Net		75
Exchange Registrations and Licenses with Indefinite Lives [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Indefinite Lived Intangible Assets Net		$ 6,086			$ 6,096
Minimum [Member] | TRAYPORT [Member] | Developed Technology Rights [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Remaining collective finite lived intangible assets, useful life		3 years
Minimum [Member] | Interactive Data [Member] | Customer Relationships [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Remaining collective finite lived intangible assets, useful life	20 years
Minimum [Member] | Interactive Data [Member] | Developed Technology Rights [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Remaining collective finite lived intangible assets, useful life	5 years
Maximum [Member] | TRAYPORT [Member] | Developed Technology Rights [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Remaining collective finite lived intangible assets, useful life		5 years
Maximum [Member] | Interactive Data [Member] | Customer Relationships [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Remaining collective finite lived intangible assets, useful life	25 years
Maximum [Member] | Interactive Data [Member] | Developed Technology Rights [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Remaining collective finite lived intangible assets, useful life	8 years